MORGAN STANLEY INSTITUTIONAL LIQUDITY FUNDS

522 Fifth Avenue

New York, New York 10036

VIA EDGAR

December 21, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Morgan Stanley Institutional Liquidity Funds
File No. 811-21339

Ladies and Gentlemen:

On behalf of Morgan Stanley Institutional Liquidity Funds (“Registrant”), we hereby submit for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information for the Registrant. These exhibits contain the risk/return summary information in the prospectuses for the Registrant dated March 1, 2012. The purpose of this filing is to submit the XBRL information from the 497(e) filing dated December 13, 2012 for the Registrant.

If you have any questions, please feel free to contact me at 212.296.6982 (tel) or 212.404.4691 (fax).

Very truly yours,

/s/ Edward Meehan, Jr.
Edward Meehan, Jr.
Assistant Secretary

Enclosures

cc:  Stefanie V. Chang Yu, Esq.